STOCKHOLDERS’ EQUITY (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2023	Oct. 31, 2022
Equity [Abstract]
SCHEDULE OF CUMULATIVE DIVIDENDS

Cumulative dividends earned as of April 30, 2023 and 2022 are set forth in the table below:

	Stockholders at Period End	Accumulated Dividends
Balance at October 31, 2021	35	$173,496
Issued	-	126,542
Converted	(35)	(300,038)
Balance at April 30, 2022	-	$-

Balance at October 31, 2022	-	$-
Issued	-	-
Converted	-	-
Balance at April 30, 2023	-	$-

Cumulative dividends earned as of October 31, 2022 and 2021 are set forth in the table below:

	Stockholders at Period End	Accumulated Dividends
Balance at October 31, 2020	11	$48,516
Issued	24	124,980
Balance at October 31, 2021	35	173,496
Issued	-	126,542
Converted	(35)	(300,038)
Balance at October 31, 2022	-	$-

SCHEDULE OF BLACK SCHOLES OPTION PRICING MODEL ASSUMPTIONS

The fair value of the options granted during the periods presented, was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	April 30, 2023	April 30, 2022
Risk-free interest rate	-	1.67
Dividend yield	-	0.00
Volatility factor	-	195%
Weighted average expected life	-	10

The fair value of the options granted during the periods presented was estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:

	October 31, 2022	October 31, 2021
Risk-free interest rate	1.67%-2.99	0.62%-1.26%
Dividend yield	0.00	0.00
Volatility factor	195%-198%	198.47%-227.05%
Weighted average expected life	10	8.16

SCHEDULE OF SHARE BASED COMPENSATION STOCK OPTION

The table below presents option activity for the six months ended April 30, 2023 and 2022:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balance at October 31, 2021	1,085,769	$8.06	7.56	$1,395,000
Options exercised	-	-	-	-
Options granted	13,461	26.00	9.97	-
Options expired	-	-	-	-
Options forfeited	(769)	(13.00)	(9.26)	(10,000)
Balance at April 30, 2022	1,098,461	$8.32	7.54	$19,278,000

Balance at October 31, 2022	1,124,076	10.92	7.64	17,097,210
Options exercised	-	-	-	-
Options granted	-	-	-	-
Options expired	-	-	-	-
Options forfeited	-	-	-	-
Balance at April 30, 2023	1,124,076	$10.92	7.14	$17,097,210

The table below presents option activity for the years ended October 31, 2022 and 2021:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (in years)	Aggregate intrinsic value
Balance at October 31, 2020	498,846	$2.60	6.85	$-
Options exercised	-	-	-	-
Options granted	586,923	12.74	7.97	-
Options expired	-	-	-	-
Options forfeited	-	-	-	-
Balance at October 31, 2021	1,085,769	8.06	7.56	-

Options exercised	-	-	-	-
Options granted	205,769	26.00	9.91	-
Options expired	-	-	-	-
Options forfeited	(167,462)	(12.48)	(8.90)	(2,247,140)
Balance at October 31, 2022	1,124,076	$10.92	7.64	$17,097,210

SCHEDULE OF COMMON STOCK UNDERLYING OUTSTANDING WARRANTS

A summary of the Company’s common stock underlying the outstanding warrants as of April 30, 2023 and April 30, 2022 is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life
Outstanding – October 31, 2021	523,302	$19.50	3.48
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	-	-	-
Warrants B – Expired during the period	-	-	-
Outstanding – April 30, 2022	523,302	$19.50	3.23

Outstanding at October 31, 2022	523,302	19.50	2.48
Warrants A – Granted during the period	-	-	-
Warrants B – Granted during the period	-	-	-
Warrants A – Expired during the period	(45,770)	13.00	-
Warrants B – Expired during the period	-	-	-
Outstanding – April 30, 2023	477,532	$22.10	2.17

A summary of the Company’s common stock underlying the outstanding warrants as of October 31, 2022 is as follows:

	Underlying Number of Shares	Average Exercise Price	Weighted Average Life
Outstanding - October 31, 2020	157,692	$19.50	3.15
Warrants A - Granted during the period	182,805	13.00	2.43
Warrants B - Granted during the period	182,805	26.00	4.53
Outstanding - October 31, 2021	523,302	19.50	3.48
Warrants A - Granted during the period	-	-	-
Warrants B - Granted during the period	-	-	-
Outstanding - October 31, 2022	523,302	$19.50	2.48